Components of Income (Loss) before Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Reconciliation of Provision of Income Taxes [Line Items]
Domestic	$ 2,336	$ 2,363	[1]	$ (3,022)	[1]
Foreign	1,281	1,331	[1]	814	[1]
Income (loss) from continuing operations before income taxes	$ 3,617	$ 3,694	[1],[2],[3]	$ (2,208)	[1],[2],[3]

[1]	Based on continuing operations for 2010 and 2009.
[2]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[3]	Presented on a continuing operations basis.